Employment benefit plan (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of employee benefits liability

	March 31,
	2021	2022
Defined benefit obligation	70,513	69,729
Liability for compensated absences	36,384	33,224
Total liability	1,06,897	1,02,953

Defined benefit plan asset (refer to note 21)	126	-
Total asset	126	-

Net Unfunded liability	70,387	69,729

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2021	2022
Present value of obligation at beginning of year	99,877	82,330
Interest cost	4,876	3,889
Current service cost	10,806	10,639
Past service cost	-	-
Actuarial loss on obligation
-economic assumptions	646	-
-demographic assumptions	-	(719)
-experience assumptions	(2,955)	1,103
Benefits paid	(30,920)	(17,648)
Present value of obligation at closing of year	82,330	79,594

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Movement in plan assets*

	March 31,
	2021	2022
Fair value of plan assets at beginning of the year	23,055	11,943
Employer contributions	37	-
Benefits paid	(12,186)	(2,791)
Earning on assets	1,337	651
Actuarial (gain)/loss on plan assets	(300)	62
Fair value of plan assets at end of the year	11,943	9,865

*	plan assets represents investment made by the Company in LIC funds

Schedule of unfunded liability

	March 31,
	2021	2022
Current	18,376	35,621
Non-current	52,137	34,108
Unfunded liability recognized in statement of financial position	70,513	69,729

Funded asset
Prepayment and other assets - Non-Current	126	0
	126	0

Schedule of components of cost recognized in profit or loss
	March 31,
	2020	2021	2022
Current service cost	19,887	10,806	10,639
Net interest cost	5,755	3,539	3,239
	25,642	14,345	13,878

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income
	March 31,
	2020	2021	2022
Actuarial loss/ (gain) on obligation*	(25,396)	(2,009)	321

*	Refer to Note 31 for the movement during the year.

Schedule of actuarial assumptions used for estimating defined benefit obligations

	March 31,
	2021	2022
Discount rate	5.45%	5.45%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	2.58-4.31	1.56 - 5.85
Retirement age (years)	58	58
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	70%	22% - 26%
From 31 to 44 years	30%	57% - 65%
Above 44 years	3%	9% - 21%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

	March 31,
	2021	2022
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	1,849	920
b) Impact due to decrease of 0.50%	(1,870)	(952)

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,789)	(1,018)
b) Impact due to decrease of 0.50%	1,792	1,105

Schedule of expected contributions to the defined benefit plan in future years
	March 31,
	2021	2022
Year 1	21,924	40,306
Year 2	12,175	15,206
Year 3	11,700	7,370
Year 4	7,555	4,080
Year 5	6,809	3,495
Year 6-10	19,235	13,351
Total expected payments	79,398	83,808